International operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Assets		$ 472,300	$ 416,064	$ 409,877
Total revenue		20,080	18,619	17,697
Income before income taxes		7,058	5,848	4,283
Net income	[1]	5,583	4,543	3,304
Total International
Segment Reporting Information [Line Items]
Assets		94,293	83,508	87,601
Total revenue		7,084	6,550	6,286
Income before income taxes		3,137	3,019	2,643
Net income		2,384	2,304	2,044
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Assets		84,535	73,111	76,297
Total revenue		4,565	4,272	4,112
Income before income taxes		1,686	1,664	1,367
Net income		1,281	1,270	1,057
UK
Segment Reporting Information [Line Items]
Assets		36,200	30,300	29,100
Total revenue		$ 2,800	$ 2,700	$ 2,400
Percentage of asset		8.00%	7.00%	7.00%
Percentage of revenue		14.00%	14.00%	14.00%
Asia-Pacific region
Segment Reporting Information [Line Items]
Assets		$ 8,044	$ 8,665	$ 9,617
Total revenue		1,393	1,272	1,281
Income before income taxes		746	710	707
Net income		567	542	547
Other
Segment Reporting Information [Line Items]
Assets		1,714	1,732	1,687
Total revenue		1,126	1,006	893
Income before income taxes		705	645	569
Net income		536	492	440
Total Domestic
Segment Reporting Information [Line Items]
Assets		378,007	332,556	322,276
Total revenue		12,996	12,069	11,411
Income before income taxes		3,921	2,829	1,640
Net income		$ 3,199	$ 2,239	$ 1,260

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.